COMMITMENTS AND CONTINGENT LIABILITIES - PFOA (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2004 USD ($)
Loss Contingencies [Line Items]
Qualified Spend - eligible PFAS costs		$ 4,000
Escrow account balance		700
DuPont and Corteva
Loss Contingencies [Line Items]
Qualified Spend - eligible PFAS costs		$ 2,000
Qualified spend - eligible PFAS costs percentage split		50.00%
Future escrow deposit, percentage split		50.00%
Chemours
Loss Contingencies [Line Items]
Qualified spend - eligible PFAS costs percentage split		50.00%
Future escrow deposit, percentage split		50.00%
PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Number of lawsuits		100
Firefighter Foam [Domain]
Loss Contingencies [Line Items]
Loss Contingency, Number Of Additional Plaintiffs		820
Fayetteville Works facility matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff		100
North Carolina - GenX [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff		100
Abbott vs Historical EID [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party		$ 50
PFOA Matters | Leach v. DuPont | Historical EID
Loss Contingencies [Line Items]
Medical monitoring program escrow disbursements to date (less than $1 million)			$ 235
PFOA Matters | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party		83
PFOA Matters | PFOA Multi-District Litigation (MDL) | Historical EID
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party		27
Lawsuits alleging personal injury filed	3,550
PFOA Matters | PFOA Multi-District Litigation (MDL) | Historical EID And Chemours
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 335
PFOA Matters | PFOA Multi-District Litigation (MDL) | DuPont
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party		27
PFOA Matters | PFOA Multi-District Litigation (MDL) | Chemours
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party		29
Payments due September 2021, September 2022 [Member] | DuPont and Corteva
Loss Contingencies [Line Items]
Future Escrow Deposit		100
Payments due September 2021, September 2022 [Member] | Chemours
Loss Contingencies [Line Items]
Future Escrow Deposit		100
Payments due annually beginning September 2023 [Member] | DuPont and Corteva
Loss Contingencies [Line Items]
Future Escrow Deposit		50
Payments due annually beginning September 2023 [Member] | Chemours
Loss Contingencies [Line Items]
Future Escrow Deposit		$ 50